Employee Share-based Compensation and Other Benefits - Additional Information (Detail)	12 Months Ended									12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Key employees, Executives and Directors KRW	Dec. 31, 2009 Key employees, Executives and Directors KRW	Dec. 31, 2008 Key employees, Executives and Directors KRW	Dec. 31, 2010 Performance Share Plan Shinhan Financial Group	Dec. 31, 2008 Shinhan Financial Group	Dec. 31, 2010 Shinhan Financial Group KRW	Dec. 31, 2010 Shinhan Financial Group 1st options KRW	Dec. 31, 2010 Shinhan Financial Group 2nd options KRW	Dec. 31, 2010 Shinhan Financial Group 3rd options KRW	Dec. 31, 2010 Shinhan Financial Group 4th options KRW	Dec. 31, 2010 Shinhan Financial Group 5th options KRW	Dec. 31, 2010 Shinhan Financial Group 6th options KRW	Dec. 31, 2010 Shinhan Financial Group 7th options KRW
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense				31,230,000,000	52,077,000,000	(114,058,000,000)
Per share weighted fair value of the stock options granted to key employees, executives and directors						12,275
Authorized shares of options to be granted to purchase its common stock										77,686,588
Shares of options granted								808,700		1,004,200	1,156,300	1,301,600	2,695,200	3,296,200	1,301,050	808,700
Options at an exercise price per share									38,810	18,910	11,800	21,595	28,006	38,829	54,560	49,053
Share Based Compensation Arrangement By Share Based Payment Award Options, Grant Date										May 22, 2002	May 15, 2003	Mar. 25, 2004	Mar. 30, 2005	Mar. 21, 2006	Mar. 20, 2007	Mar. 19, 2008
Number of PSs	935,900						935,900	808,700
Total fair value of shares vested during the year	9,549,000,000	9,204,000,000	12,168,000,000
Total intrinsic value of options exercised during the year	4,137,000,000	9,132,000,000	36,747,000,000
Aggregate expenses related to the ESOA contributions	62,249,000,000	35,060,000,000	34,112,000,000
Employee stock ownership description	In addition, under the Securities and Exchange Act of Korea, employees participating in the ESOA have a right of first refusal, subject to certain exceptions, to subscribe for up to 20% of the shares publicly offered by the Group pursuant to the Securities and Exchange Act of Korea. Furthermore, this right is exercisable only to the extent that the total number of shares so acquired and held by such employees does not exceed 20% of the Group’s total number of shares then outstanding.